COMMITMENTS (Details Narrative) - CAD ($)	1 Months Ended	3 Months Ended	12 Months Ended
	Jan. 31, 2021	Mar. 31, 2025	Dec. 31, 2022	Dec. 31, 2024
Canadian Exploration Expenditures [Member]
IfrsStatementLineItems [Line Items]
Unable to incur exploration expenditures	$ 20,000		$ 20,000
Accounts payable		$ 10,000		$ 10,000
Office Lease Agreement [Member] | Jackpot [Member]
IfrsStatementLineItems [Line Items]
Monthly rate		1,000
Office Support Services Agreement [Member] | Jackpot [Member]
IfrsStatementLineItems [Line Items]
Monthly rate		$ 1,000